RECEIVABLE FOR BITCOIN COLLATERAL, NET - RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2025
RECEIVABLE FOR BITCOIN COLLATERAL, NET - RELATED PARTY
Schedule of receivables for crypto asset collateral

	As of December 31, 2024	As of December 31, 2025
Receivable for Bitcoin collateral, net - current	84,838,573	—
Receivable for Bitcoin collateral, net - non-current - related party	—	663,985,014
Less: allowance for receivables for Bitcoin collateral	(302,006)	(1,016,200)
Total receivable for Bitcoin collateral, net - related party	84,536,567	662,968,814